Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of senior notes
Issuer/Transaction	Face Amount	Maturity	Coupon	Book value 2014	Book value 2013
FMC Finance VI S.A. 2010	€250,000	July 15, 2016	5.50%	$302,537	$342,944

FMC Finance VIII S.A. 2011(1)	€100,000	October 15, 2016	3.58%	$121,410	$137,910
FMC US Finance, Inc. 2007	$500,000	July 15, 2017	6 7/8%	$497,781	$496,894
FMC Finance VIII S.A. 2011	€400,000	September 15, 2018	6.50%	$482,097	$546,531
FMC US Finance II, Inc. 2011	$400,000	September 15, 2018	6.50%	$397,084	$396,297
FMC US Finance II, Inc. 2012	$800,000	July 31, 2019	5.625%	$800,000	$800,000
FMC Finance VIII S.A. 2012	€250,000	July 31, 2019	5.25%	$303,525	$344,775
FMC US Finance II, Inc. 2014	$500,000	October 15, 2020	4.125%	$500,000	$-
FMC US Finance, Inc. 2011	$650,000	February 15, 2021	5.75%	$646,283	$645,672
FMC Finance VII S.A. 2011	€300,000	February 15, 2021	5.25%	$364,230	$413,730
FMC US Finance II, Inc. 2012	$700,000	January 31, 2022	5.875%	$700,000	$700,000
FMC US Finance II, Inc. 2014	$400,000	October 15, 2024	4.75%	$400,000	$-
				$5,514,947	$4,824,753

(1) This note carries a variable interest rate which was 3.58% at December 31, 2014.

Accounts Receiable Facility
	Maximum Amount Available		(1)	Balance Outstanding
	2014	2013		2014	2013

A/R Facility	$800,000	$800,000		$341,750	$351,250

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.